Share capital - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Billions				12 Months Ended
	Jun. 07, 2022 USD ($) $ / shares shares	Aug. 20, 2021 $ / shares	Aug. 20, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 23, 2022 shares
Disclosure of classes of share capital [line items]
Stock repurchase program, number of additional shares authorized						10,194,000
Repurchase of Common shares for cancellation | $				$ 1,990	$ 1,319
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Repurchase of common shares for cancellation (in share)				10,475,115	7,059,196
Treasury shares, repurchased, average price (in USD/CAD per share) | $ / shares				$ 82.01	$ 74.60
Substantial Issuer Bid
Disclosure of classes of share capital [line items]
Repurchase of common shares for cancellation (in share)	11,898,205		10,309,278	10,194,000
Treasury shares, repurchased, average price (in USD/CAD per share) | (per share)	$ 95.00	$ 76.84	$ 97.00
Repurchase of Common shares for cancellation	$ 1,130		$ 1.0
Share Option Plans
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding				0	131,452
Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding				0	2,946
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised				400,000,000
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares authorised				20,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised				10,000,000